Deferred Finance Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Write-off of deferred debt issuance costs	$ 1,977	$ 9,957
Bond premium amortization income	140	343	435
ABN AMRO Bank N.V, HSH Nordbank AG and DVB Bank S.E
Write-off of deferred debt issuance costs	1,977
$505,000 bond
Write-off of deferred debt issuance costs		9,343
DVB Bank S.E
Write-off of deferred debt issuance costs		$ 614